Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Revenue from contracts with customers
The Company adopted Topic 606, Revenue from Contracts with Customers, with a date of initial application of January 1, 2018. The Company used the modified cumulative effect retrospective transition method by recognizing the cumulative effect as an adjustment to the opening balance of equity at January 1, 2018. The Company applied Topic 606 to contracts that were not completed at the time of transition and elected to not separately evaluate the effects of each contract modification prior to the date of adoption. Therefore, comparative financial information has not been adjusted and continues to be reported under the prior standard.
The main impact of the application of this new standard reflected through the adjustment to the opening balance of equity at January 1, 2018 relates to the change in the treatment of mobilization costs which were previously considered a component of the contract. Mobilization costs are now considered a cost to fulfill the contract and not part of the performance obligation. This resulted in a reversal in the amount of cumulative revenue recognized, which was offset by associated amortization expense. The net impact to opening deficit as at January 1, 2018 is $45. Other adjustments include a reclassification of unconditional rights to consideration between contract assets and accounts receivable due to a change in presentation requirements for contract balances.
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated balance sheets at December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Assets
Current assets
Accounts receivable, net (notes 6 and 19(c))	$82,399	$(9,809)	$72,590
Contract assets (note 19(c))	10,673	(10,673)	—
Unbilled revenue	—	22,421	22,421
	130,379	1,939	132,318
Other assets (note 10)	10,204	(1,636)	8,568
Investments in affiliates and joint ventures (note 13(a))	11,788	168	11,956
	$689,800	$471	$690,271
Liabilities and Shareholders' Equity
Current liabilities
Contract liabilities	$4,032	$(4,032)	$—
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	—	4,032	4,032
	148,895	—	148,895
Deferred tax liabilities (note 11)	44,787	127	44,914
	$539,585	$127	$539,712
Shareholders' Equity
Deficit	(113,917)	344	(113,573)
	$149,721	$344	$150,065
Total Liabilities and Equity	$689,800	$471	$690,271

Amounts previously classified as unbilled revenue and billings in excess of costs incurred and estimated earnings on uncompleted contracts are now classified as contract assets and contract liabilities, respectively. For consistency, these new classifications have been applied to amounts in comparative prior periods on the consolidated balance sheets and within the notes that follow.
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated statements of operations and comprehensive income for the year ended December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Revenue (note 19)	$410,061	$1,940	$412,001
Project costs	152,943	1,637	154,580
Gross profit	$69,076	$303	$69,379
Operating income before the undernoted	$29,980	$303	$30,283
Equity earnings in affiliates and joint ventures (note 13(a))	(60)	(168)	(228)
Income before income taxes	$21,417	$471	$21,888
Deferred income tax expense (note 11)	6,096	127	6,223
Net income and comprehensive income	$15,321	$344	$15,665
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated statements of cash flows for the year ended December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Cash provided by (used in):
Operating activities:
Net income and comprehensive income	$15,321	$344	$15,665
Deferred income tax expense (note 11)	6,096	127	6,223
Net changes in non-cash working capital (note 23(b))	14,178	(471)	13,707
	109,371	—	109,371
Decrease in cash	$11,322	$—	$11,322

b) Statement of cash flows
In August 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2016-15, Statement of Cash Flows (Topic 230: Classification of Certain Cash Receipts and Cash Payments). This accounting standard eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayments or extinguishment costs, the maturing of a zero coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. This standard was adopted January 1, 2018 and the adoption did not have a material effect on the Company's consolidated financial statements.
c) Stock-based compensation
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718: Scope of Modification Accounting). This accounting standard update clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. This standard was adopted January 1, 2018 and the adoption did not have a material effect on the Company's consolidated financial statements.
d) Definition of a business
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805). This accounting standard update clarifies the definition of a business and provides a screening test to determine when an integrated set of assets and activities is not considered a business and, thus, is accounted for as an asset acquisition as opposed to a business combination. The screening test requires that when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not considered a business. This standard was adopted during the year ended December 31, 2018. As discussed in note 5, the Company’s two acquisitions were both determined to be asset acquisitions.